SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business combination costs	$ 600,000	$ 400,000	$ 1,200,000	$ 600,000
Forward purchase agreement liability	$ (9,580,000)	(560,000)	$ (15,600,000)	(2,770,000)
Exercise price of warrants | $ / shares	$ 1.00		$ 1.00
Redemption value of dissolution expenses	$ 100,000		$ 100,000	$ 100,000
Estimated dissolution expenses paid from interest earned	100,000		100,000
Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input				0.0500
Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Forward purchase agreement liability	$ 9,580,000	560,000	$ 15,600,000	$ 2,770,000
Forward Purchase Agreement Liability | Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input	59.7		0.417	0.432
Forward Purchase Agreement Liability | Level 3 | Discount Rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input	4.4		0.040	0.042
Meteora Holding | Forward Purchase Agreement Liability
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement | shares				6,600,000
Fair value of put option	$ 27,950,000		$ 18,370,000	$ 2,770,000
Forward purchase agreement liability	$ 9,580,000	$ 560,000	$ 15,600,000	$ 2,770,000
Meteora Holding | Forward Purchase Agreement Liability | Level 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement | shares	6,600,000		6,600,000	6,600,000
Purchase price, per unit | $ / shares	$ 13.12		$ 12.88	$ 12.20
Estimated contractual maturity period	3 years 1 month 13 days		3 years 3 months
Percentage of completion of business combination	90.00%		80.00%	12.00%